Statements of changes in shareholders' equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Statement of changes in equity [abstract]
Share-based payments		$ 4,021	$ 10,655
Deferred income tax	$ 3,345	$ 11,975	$ 14,346	$ (9,595)